THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account H

American Legacy® Advisory
American Legacy® Fusion
American Legacy® Design
American Legacy® Series
American Legacy® Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H

American Legacy® Advisory
American Legacy® Fusion
American Legacy® Design
American Legacy® Series
American Legacy® Signature

Supplement dated May 19, 2021 to the Initial Summary Prospectus dated May 1, 2021

This Supplement to your prospectus outlines a change to the investment options under your variable annuity contract. All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Appendix A – Funds Available Under The Contract: The Current Expense for the American Funds High Income Trust – Class 4 stated in your May 1, 2021 prospectus has been updated to 0.83%. This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, the fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

Please retain this Supplement for future reference.